May 29, 2026
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF
Investment Objective
Baillie Gifford Long Term Global Growth ETF seeks to provide long-term capital appreciation.
Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Other Expenses(a)	0%
Total Annual Fund Operating Expenses	0.70%
(a)	Estimated for the current fiscal year.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds (“ETFs”). It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
1 Year	$72
3 Years	$224
5 Years	$390
10 Years	$871

1 Year	$72
3 Years	$224
5 Years	$390
10 Years	$871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. The Fund had not commenced operations prior to the date of this prospectus. However, Baillie Gifford Long Term Global Growth Fund (the “Predecessor Mutual Fund”), a series of Baillie Gifford Funds, reorganized into the Fund on June 1, 2026. For its fiscal year ended December 31, 2025, the Predecessor Mutual Fund’s portfolio turnover rate was 22%. Because the Predecessor Mutual Fund operated as a mutual fund rather than as an ETF, the portfolio turnover rate for the Fund may be different from that of the Predecessor Mutual Fund.

Principal Investment Strategies

The Fund is an actively managed ETF. The Fund seeks to meet its objective by investing in a portfolio of global common stocks and other equity securities without reference to benchmark constraints.

While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund invests at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, invests at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets.

The Fund does not apply specific constraints with respect to market capitalization and may participate in initial public offerings (“IPOs”). In addition, investment is permitted in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 30 and 60 growth companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, and the Fund expects to have considerable exposure to Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook.

When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that they believe are material to managing the Fund’s investment risks and maximizing capital appreciation. The portfolio managers employ an investment process designed to identify companies with practices they believe are aligned with financial growth over the long-term, including environmental, social, and/or governance characteristics, such as stewardship, sustainable business practices, and/or corporate culture. With respect to the consideration of a company’s environmental characteristics, the portfolio managers believe that the possibility of climate-related disruptions and the related transition to a low-carbon economy present opportunities for, and specific risks relevant to, the Fund’s holdings. The portfolio managers undertake engagement with portfolio companies that is prioritized by climate and investment materiality based on their assessment of companies’ alignment with the Paris Goals. The Paris Goals are the long-term stated goals of the Paris Agreement, namely, to hold the increase in the global average temperature to well below 2 degrees Celsius above pre-industrial levels and pursue efforts to limit the temperature increase to 1.5 degrees Celsius above pre-industrial levels. In applying their assessment, the portfolio managers do not apply any fixed targets or restrictions with regard to alignment with the Paris Goals. For portfolio construction purposes, the portfolio managers focus on factors which they consider material to achieving the objective of long-term capital appreciation.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. Under normal circumstances, the Fund may invest to a significant extent (up to 30% of the Fund’s net assets) in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The portfolio managers also have flexibility to implement the Fund’s investment strategy through investing in active ETFs and ETFs that track relevant equity indices. The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Performance

The Fund had not commenced operations prior to the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. On June 1, 2026, the Fund acquired all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”). As a result of the Reorganization, the Fund has adopted the performance and financial history of the Predecessor Mutual Fund. Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Mutual Fund, which are substantially similar to those of the Fund, and the Predecessor Mutual Fund has the same portfolio management team as that of the Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Class 2 shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Class 2 shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmark (a broad-based securities market index). The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed.

Annual Total Returns – Predecessor Mutual Fund’s Class 2 Shares

Highest Quarterly Return: 44.24% (Q2, 2020) Lowest Quarterly Return: ‑28.24% (Q2, 2022)
Average Annual Total Returns for Periods Ended December 31, 2025

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for the Predecessor Mutual Fund’s Class 2 shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund’s (and Predecessor Mutual Fund’s) comparative index is provided in the section of the Prospectus entitled “Additional Performance Information.”

Average Annual Total Returns for Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	16.38%	1.91%	15.77%
Class 2 Returns After Taxes on Distributions	16.38%	1.49%	15.04%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	9.70%	1.38%	13.21%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI Index(1)	22.87%	11.70%	12.27%
(1)

The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting www.bailliegifford.com/ETFs.